Other Intangible Assets, Net (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Intangible Assets, Net [Abstract]
Total consideration	$ 2,810
Amortization of Other Intangible Assets		$ 12,127	$ 10,000	$ 11,237